Lease - Schedule of Company’s Lease Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Lease Expenses [Line Items]
Operating lease expenses	$ 117,166	$ 98,502	$ 514,420	$ 358,576
Weighted Average Remaining Lease Term:
Operating leases	2 years 5 months 4 days		2 years 5 months 23 days	1 year 8 months 23 days
Weighted Average Discount Rate:
Operating leases	1.32%		1.19%	1.50%
Cash Paid [Member]
Schedule of Company’s Lease Expenses [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities			$ 484,181	$ 358,576